Related Parties - Summary of Amount Due from a Related Party (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Amount due from a related party	$ 1,984	$ 1,584
OMS Energy Technologies Pte. Ltd.
Disclosure of transactions between related parties [line items]
Amount due from a related party	$ 1,984	$ 1,584